UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2016 (Unaudited)

Deutsche Health and Wellness Fund

	Shares	Value ($)
Common Stocks 98.1%
Health Care 98.1%
Biotechnology 25.4%
Acceleron Pharma, Inc.*	11,567	347,126
Alder Biopharmaceuticals, Inc.* (a)	37,000	1,219,890
Alexion Pharmaceuticals, Inc.*	29,817	3,752,768
Alkermes PLC*	44,663	1,954,899
Alnylam Pharmaceuticals, Inc.* (a)	21,156	1,477,747
AMAG Pharmaceuticals, Inc.* (a)	25,800	614,814
Amgen, Inc.	78,602	13,367,056
Applied Genetic Technologies Corp.*	15,780	201,668
Biogen, Inc.*	31,088	9,501,425
BioMarin Pharmaceutical, Inc.*	43,798	4,112,194
Bluebird Bio, Inc.* (a)	20,439	1,008,460
Blueprint Medicines Corp.*	20,486	571,150
Celgene Corp.*	105,633	11,275,266
Cellectis SA (ADR)* (a)	13,163	349,083
Dermira, Inc.*	16,700	518,368
Five Prime Therapeutics, Inc.*	6,163	271,049
Gilead Sciences, Inc.	91,526	7,173,808
Illumina, Inc.*	9,900	1,666,566
Incyte Corp.*	46,183	3,745,441
Insmed, Inc.*	46,144	597,565
Intercept Pharmaceuticals, Inc.* (a)	3,400	504,254
Ligand Pharmaceuticals, Inc.* (a)	15,802	1,632,505
Medicines Co.* (a)	46,094	1,805,502
Medivation, Inc.*	49,798	4,011,727
Neurocrine Biosciences, Inc.*	33,870	1,641,340
Pacific Biosciences of California, Inc.* (a)	41,500	345,695
Prothena Corp. PLC*	7,438	371,751
PTC Therapeutics, Inc.*	37,001	303,778
Regeneron Pharmaceuticals, Inc.*	8,816	3,460,721
Retrophin, Inc.*	37,303	597,594
Rigel Pharmaceuticals, Inc.*	127,000	427,990
Seattle Genetics, Inc.* (a)	8,778	391,060
Ultragenyx Pharmaceutical, Inc.* (a)	24,747	1,631,322
Vertex Pharmaceuticals, Inc.*	36,305	3,431,186
		84,282,768
Health Care Services 15.7%
Aetna, Inc.	40,238	4,712,675
Anthem, Inc.	14,227	1,779,513
athenahealth, Inc.*	11,400	1,395,702
Cardinal Health, Inc.	38,009	3,028,177
Centene Corp.*	39,808	2,718,488
Cerner Corp.*	37,877	2,444,582
Cigna Corp.	20,098	2,577,769
CVS Health Corp.	29,316	2,738,114
Envision Healthcare Holdings, Inc.*	83,400	1,789,764
Evolent Health, Inc. "A"* (a)	17,600	437,712
Express Scripts Holding Co.*	48,359	3,515,699
HCA Holdings, Inc.*	53,621	4,051,067
Humana, Inc.	5,267	941,266
McKesson Corp.	25,345	4,679,194
Team Health Holdings, Inc.*	18,400	612,720
Teladoc, Inc.* (a)	55,800	994,914
UnitedHealth Group, Inc.	71,353	9,707,576
Universal Health Services, Inc. "B"	21,277	2,564,517
WellCare Health Plans, Inc.*	11,855	1,336,058
		52,025,507
Life Sciences Tools & Services 2.5%
Agilent Technologies, Inc.	49,658	2,332,933
Charles River Laboratories International, Inc.*	8,600	715,606
Thermo Fisher Scientific, Inc.	33,319	5,070,818
		8,119,357
Medical Supply & Specialty 16.9%
ABIOMED, Inc.*	6,100	719,434
Baxter International, Inc.	93,127	4,351,825
Becton, Dickinson & Co.	17,310	3,067,505
Boston Scientific Corp.*	398,937	9,502,679
C.R. Bard, Inc.	15,190	3,354,560
Cepheid, Inc.*	30,224	1,037,288
Edwards Lifesciences Corp.*	22,165	2,552,521
Endologix, Inc.* (a)	93,600	1,138,176
GenMark Diagnostics, Inc.*	43,300	368,916
Globus Medical, Inc. "A"*	28,900	671,347
Integra LifeSciences Holdings Corp.*	36,400	3,145,688
Intuitive Surgical, Inc.*	4,536	3,113,601
K2M Group Holdings, Inc.* (a)	64,100	1,020,472
Medtronic PLC	119,310	10,383,549
Smith & Nephew PLC (ADR)	21,015	689,292
Spectranetics Corp.*	44,900	1,104,989
Stryker Corp.	21,756	2,516,299
The Cooper Companies, Inc.	13,347	2,481,474
Wright Medical Group NV*	64,900	1,606,924
Zimmer Biomet Holdings, Inc.	25,040	3,245,435
		56,071,974
Pharmaceuticals 37.6%
Abbott Laboratories	81,563	3,427,277
AbbVie, Inc.	103,716	6,648,196
ACADIA Pharmaceuticals, Inc.* (a)	31,112	999,629
Actelion Ltd. (Registered)*	8,102	1,348,480
Allergan PLC*	64,161	15,048,321
Amicus Therapeutics, Inc.*	103,787	694,335
AstraZeneca PLC (ADR) (a)	155,092	5,088,568
BioScrip, Inc.* (a)	252,600	651,708
Bristol-Myers Squibb Co.	206,718	11,863,546
Eli Lilly & Co.	110,416	8,584,844
Endo International PLC*	41,200	852,840
Flamel Technologies SA (ADR)*	40,483	541,258
GlaxoSmithKline PLC (ADR) (a)	97,375	4,231,917
Heron Therapeutics, Inc.* (a)	31,800	591,480
Jazz Pharmaceuticals PLC*	13,099	1,622,049
Johnson & Johnson	64,964	7,752,804
Merck & Co., Inc.	165,322	10,380,568
Mylan NV*	62,013	2,626,871
Novartis AG (Registered)	45,540	3,583,749
Pacira Pharmaceuticals, Inc.*	12,644	501,082
Patheon NV*	45,047	1,260,866
Perrigo Co. PLC	7,400	673,326
Pfizer, Inc.	291,501	10,144,235
PharMerica Corp.*	26,700	674,442
Portola Pharmaceuticals, Inc.*	18,103	368,577
Radius Health, Inc.*	11,700	641,628
Roche Holding AG (Genusschein)	16,983	4,140,637
Sanofi (ADR)	89,799	3,454,567
Sarepta Therapeutics, Inc.* (a)	5,400	140,778
Shire PLC (ADR)	24,385	4,564,384
TESARO, Inc.* (a)	43,870	3,715,350
Teva Pharmaceutical Industries Ltd. (ADR)	78,902	3,975,872
UCB SA	18,562	1,524,094
Zoetis, Inc.	42,360	2,164,596
		124,482,874
Total Common Stocks (Cost $198,356,778)		324,982,480
Securities Lending Collateral 6.9%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.31% (b) (c) (Cost $22,777,545)	22,777,545	22,777,545
Cash Equivalents 1.9%
Deutsche Central Cash Management Government Fund, 0.38% (b) (Cost $6,316,756)	6,316,756	6,316,756
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $227,451,079) †	106.9	354,076,781
Other Assets and Liabilities, Net	(6.9)	(22,772,706)
Net Assets	100.0	331,304,075

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $228,521,362. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $125,555,419. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $132,963,182 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,407,763.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $21,989,290, which is 6.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$84,282,768	$—	$—	$84,282,768
Health Care Services	52,025,507	—	—	52,025,507
Life Sciences Tools & Services	8,119,357	—	—	8,119,357
Medical Supply & Specialty	56,071,974	—	—	56,071,974
Pharmaceuticals	113,885,914	10,596,960	—	124,482,874
Short-Term Investments (d)	29,094,301	—	—	29,094,301
Total	$343,479,821	$10,596,960	$—	$354,076,781

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Health and Wellness Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2016